BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock International Index V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Small Cap Index V.I. Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated February 8, 2023 to the Summary Prospectuses and the

Prospectuses of the Funds, each dated May 1, 2022, as supplemented to date

Effective on February 8, 2023, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectus for BlackRock International Index V.I. Fund entitled “Key Facts About BlackRock International Index V.I. Fund — Portfolio Managers” and the section of the Prospectus for BlackRock International Index V.I. Fund entitled “Fund Overview — Key Facts About BlackRock International Index V.I. Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Paul Whitehead	2022	Managing Director of BlackRock, Inc.
Suzanne Henige, CFA[1]	2020	Managing Director of BlackRock, Inc.
Jennifer Hsui, CFA	2018	Managing Director of BlackRock, Inc.

[1]	On or about April 14, 2023, Suzanne Henige will no longer serve as a portfolio manager of the Fund.

The section of the Summary Prospectus for BlackRock S&P 500 Index V.I. Fund entitled “Key Facts About BlackRock S&P 500 Index V.I. Fund — Portfolio Managers” and the section of the Prospectus for BlackRock S&P 500 Index V.I. Fund entitled “Fund Overview — Key Facts About BlackRock S&P 500 Index V.I. Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Paul Whitehead	2022	Managing Director of BlackRock, Inc.
Suzanne Henige, CFA[1]	2020	Managing Director of BlackRock, Inc.
Jennifer Hsui, CFA	2016	Managing Director of BlackRock, Inc.

[1]	On or about April 14, 2023, Suzanne Henige will no longer serve as a portfolio manager of the Fund.

The section of the Summary Prospectus for BlackRock Small Cap Index V.I. Fund entitled “Key Facts About BlackRock Small Cap Index V.I. Fund — Portfolio Managers” and the section of the Prospectus for BlackRock Small Cap Index V.I. Fund entitled “Fund Overview — Key Facts About BlackRock Small Cap Index V.I. Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Paul Whitehead	2022	Managing Director of BlackRock, Inc.
Suzanne Henige, CFA[1]	2020	Managing Director of BlackRock, Inc.
Jennifer Hsui, CFA	2018	Managing Director of BlackRock, Inc.

[1]	On or about April 14, 2023, Suzanne Henige will no longer serve as a portfolio manager of the Fund.

The section of the Prospectuses entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management Team of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE FUND
The Fund is managed by a team of financial professionals. Paul Whitehead, Suzanne Henige, CFA[1], and Jennifer Hsui, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

[1]	On or about April 14, 2023, Suzanne Henige will no longer serve as a portfolio manager of the Fund.

The section of the Prospectuses entitled “Management of the Funds — Portfolio Manager Information — BlackRock International Index V.I. Fund and BlackRock Small Cap Index V.I. Fund” is deleted in its entirety and replaced with the following:

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Paul Whitehead	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2022	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2009 to 2010; Principal of Barclays Global Investors (“BGI”) from 2002 to 2009.
Suzanne Henige, CFA[1]	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2020	Managing Director of BlackRock, Inc. since 2022; Director of BlackRock, Inc. from 2016 to 2021; Vice President of BlackRock, Inc. from 2011 to 2015.
Jennifer Hsui, CFA	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2018	Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2011; Principal of BGI from 2006 to 2009.

[1]	On or about April 14, 2023, Suzanne Henige will no longer serve as a portfolio manager of the Fund.

The section of the Prospectuses entitled “Management of the Funds — Portfolio Manager Information — BlackRock S&P 500 Index V.I. Fund” is deleted in its entirety and replaced with the following:

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Paul Whitehead	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2009 to 2010; Principal of Barclays Global Investors (“BGI”) from 2002 to 2009.
Suzanne Henige, CFA[1]	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2020	Managing Director of BlackRock, Inc. since 2022; Director of BlackRock, Inc. from 2016 to 2021; Vice President of BlackRock, Inc. from 2011 to 2015.
Jennifer Hsui, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016	Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2011; Principal of BGI from 2006 to 2009.

[1]	On or about April 14, 2023, Suzanne Henige will no longer serve as a portfolio manager of the Fund.

Shareholders should retain this Supplement for future reference.